Equity - Retained earnings additional information (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity [Line Items]
Dividends recognised as distributions to owners	€ 3,626	€ 2,668	€ 2,178
Other cash distributions	498	0	1,171
Purchased under Share buyback programme	€ 3,774	€ 3,482	€ 1,721
Authorised share capital, ordinary shares (in shares)	9,142,000	9,142,000	9,142,000
Increased dividend percentage	2.585%
Cumulative preference shares
Disclosure of equity [Line Items]
Authorised share capital, ordinary shares (in shares)	4,600,000
Par value (in EUR per share)	€ 0.01
ING Group
Disclosure of equity [Line Items]
Purchased under Share buyback programme	€ (5,723)	€ (3,217)	€ (1,983)